Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY AND FUND NAME
JOHCM Funds Trust
JOHCM Emerging Markets Small Mid Cap Equity Fund
Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares
Supplement dated July 11, 2022 to the Prospectus and Statement of Additional Information
dated January 28, 2022 as revised from time to time
Effective September 12, 2022:
1. The name of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) will be changed to JOHCM Emerging Markets Discovery Fund.
Corresponding changes will be made throughout.
2. The Fund’s principal investment strategies will be revised to reflect changes in connection with the new name, including to revise the Fund’s 80% policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940. The revised policy will state that the Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies located in emerging markets, including frontier markets.

JOHCM Emerging Markets Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY AND FUND NAME
JOHCM Funds Trust
JOHCM Emerging Markets Small Mid Cap Equity Fund
Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares
Supplement dated July 11, 2022 to the Prospectus and Statement of Additional Information
dated January 28, 2022 as revised from time to time
Effective September 12, 2022:
1. The name of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) will be changed to JOHCM Emerging Markets Discovery Fund.
Corresponding changes will be made throughout.
2. The Fund’s principal investment strategies will be revised to reflect changes in connection with the new name, including to revise the Fund’s 80% policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940. The revised policy will state that the Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies located in emerging markets, including frontier markets.